Reverse Merger (Tables)	9 Months Ended
Sep. 30, 2024
Reverse Merger [Abstract]
Schedule of Merger and After Redemptions

In accounting for the Merger and after redemptions, the gross proceeds received by the Company totaled $5.3 million. The table below shows the gross proceeds from the Merger and the PIPE Financing (in thousands):

Amount
Cash – GAMC trust and cash (net of redemption)	$567
Cash – PIPE Financing	4,701
Balance at September 30, 2024	$5,268

Schedule of Consummation of the Merger

The number of shares of Common stock issued immediately following the consummation of the Merger was as follows:

Common stock - GAMC Class A common stock, outstanding prior to the Merger	7,047,500
Common stock - GAMC Class B common stock, outstanding prior to the Merger	140,000
Common stock - GAMC Class A redeemable common stock, outstanding prior to the Merger	577,937
Less: redemption of GAMC common stock	(492,278)
Common stock - GAMC common stock	7,273,159
Common stock - upon of settlement of GAMC liability for underwriting commission	625,000
Common stock - upon issuance to vendor for services rendered related to the Merger	25,000
Shares issued in PIPE Financing	470,120
The Merger and PIPE shares	8,393,279
Common stock - Legacy Bolt	3,335,864
Common stock - net exercise of Legacy Bolt Bridge Warrants	1,336,723
Common stock - upon conversion of Legacy Bolt Preferred Stock	8,048,573
Common stock - upon conversion of Legacy Bolt Convertible Notes	10,451,111
Common stock - upon of settlement of Legacy Bolt liability for contract termination	750,000
Total shares of the Company’s Common stock outstanding immediately after the Merger	32,315,550